Additional Information - Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2017
Additional Information - Condensed Financial Statements of the Company
Additional Information - Condensed Financial Statements of the Company

26.  Additional Information - Condensed Financial Statements of the Company

The condensed financial statements of Phoenix New Media Limited have been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investments in subsidiaries and VIEs under the equity method of accounting. Such investments are presented on the balance sheets as “Investments using equity accounting”, and the profit of subsidiaries and VIEs is presented as “Share of profit of investments using equity accounting, including impairments” in the statement of comprehensive income.

As of December 31, 2016 and 2017, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

Phoenix New Media Limited

Condensed Financial Information of the Company

Balance Sheets

(Amounts in thousands, except for number of shares and per share data)

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	32,731	41,208	6,334
Amounts due from related parties	50,343	8,702	1,336
Amounts due from subsidiaries and VIEs	228,050	215,018	33,048
Prepayments and other current assets	1,565	920	141
Convertible loans due from a related party	104,429	102,631	15,774

Total current assets	417,118	368,479	56,633

Non-current assets:
Investments using equity accounting	1,251,578	1,314,191	201,988
Available-for-sale investments	939,432	1,196,330	183,873

Total non-current assets	2,191,010	2,510,521	385,861

Total assets	2,608,128	2,879,000	442,494

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to related parties	4,609	—	—
Amounts due to subsidiaries and VIEs	435,724	369,955	56,861
Accrued expenses and other current liabilities	2,027	1,506	231

Total current liabilities	442,360	371,461	57,092

Total liabilities	442,360	371,461	57,092

Shareholders’ equity:
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 254,909,790 and 260,001,486 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	16,843	17,180	2,641
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	22,053	22,053	3,389
Additional paid-in capital	1,555,511	1,587,575	244,006
Statutory reserves	77,946	81,237	12,486
Retained earnings	195,069	229,250	35,235
Accumulated other comprehensive income	298,346	570,244	87,645

Total shareholders’ equity	2,165,768	2,507,539	385,402

Total liabilities and shareholders’ equity	2,608,128	2,879,000	442,494

Phoenix New Media Limited

Condensed Financial Information of the Company

Statements of Comprehensive Income

(Amounts in thousands)

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(10,783)	(8,649)	(9,027)	(1,387)

Total operating expenses	(10,783)	(8,649)	(9,027)	(1,387)

Loss from operations	(10,783)	(8,649)	(9,027)	(1,387)
Other income:
Interest income	4,625	10,016	16,953	2,606
Foreign currency exchange (loss)/gain	(4,948)	2,512	(746)	(115)
Gain on disposal of an equity investment and acquisition of available-for-sale investments	4,643	—	—	—
Others, net	6,242	2,476	2,488	382
Share of profit of investments using equity accounting, including impairments	73,805	74,256	27,804	4,273

Net income	73,584	80,611	37,472	5,759

Other comprehensive income	38,682	275,005	271,898	41,789

Comprehensive income	112,266	355,616	309,370	47,548

Phoenix New Media Limited

Condensed Financial Information of the Company

Statements of Cash Flows

(Amounts in thousands)

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net cash used in operating activities	(8,754)	(2,323)	(8,078)	(1,242)

Cash flows from investing activities:
Placement of term deposits and short term investments	(83,854)	—	(93,970)	(14,443)
Maturity of term deposits and short term investments	—	83,854	93,970	14,443
Investments in available-for-sale investments	(352,008)	—	—	—
Issuance of convertible loans to a related party	—	(228,280)	—	—
Loans provided to a related party	—	(45,865)	—	—
Loans repaid by a related party	—	—	53,058	8,155
Investments in investments using equity accounting	(35,757)	(3,554)	—	—

Net cash (used in)/provided by investing activities	(471,619)	(193,845)	53,058	8,155

Cash flows from financing activities:
Borrowings from subsidiaries and VIEs	212,435	212,441	—	—
Payment to subsidiaries and VIEs	—	—	(48,871)	(7,511)
Proceeds from exercise of stock options	6,944	2,436	12,368	1,901
Repurchase of ordinary shares	(66,417)	—	—	—

Net cash provided by/(used in) financing activities	152,962	214,877	(36,503)	(5,610)

Net (decrease)/increase in cash and cash equivalents	(327,411)	18,709	8,477	1,303
Cash and cash equivalents at the beginning of the year	341,433	14,022	32,731	5,031

Cash and cash equivalents at the end of the year	14,022	32,731	41,208	6,334